Business Combinations	12 Months Ended
Dec. 31, 2023
Business Combinations [Abstract]
Business combinations
5. Business Combinations
In May 2021, the Group acquired 100% equity interest of a private company, which primarily provides kids STEAM courses to its users, with cash consideration of RMB6,050. Total consideration was paid by the Group in June 2021. The Group obtained control and began to consolidate its financial statements from June 2021. The goodwill was allocated to learning services segment. Consideration for this transaction was allocated on the acquisition date based on the fair value of the assets acquired and the liabilities assumed as follows:

As of the acquisition date
RMB
Cash consideration	6,050

Total	6,050

Cash and cash equivalents	354
Other tangible assets	470
Liabilities assumed	(11,869)
Goodwill	17,095

Total	6,050

The acquisition above did not have a material impact on the Group’s consolidated financial statements, and, therefore, pro forma disclosures have not been presented.

In 2020, the Group acquired 16% equity interest with liquidation preference of a private company (the “Investee”), which primarily provides offline after-school tutoring services, with cash consideration of RMB30.0 million. The investment was accounted for using measurement alternative. In 2021, the Group acquired additional equity interest with consideration of RMB22.0 million from previous shareholders, and subscribed newly issued shares of the Investee with consideration of RMB100.0 million. As a result of these transactions, the Group acquired 55%

equity interest of the Investee and obtained control accordingly. The Group began to consolidate its financial statements following the completion of the transaction. The goodwill was allocated to learning services segment. In addition, pursuant to the agreement between the Group and the noncontrolling shareholders of the Investee, the noncontrolling shareholders are granted options to require the Group to purchase their shares of Investee when certain performance conditions are met in 2023 and 2025, respectively. Accordingly, such noncontrolling interests with redemption rights are classified as redeemable noncontrolling interests
.

Consideration for this transaction was allocated on the acquisition date based on the fair value of the assets acquired and the liabilities assumed as follows:

	As of the acquisition date	Amortization Period
	RMB
Cash consideration	122,000
Previously held equity interest	27,544
Redeemable noncontrolling interests	106,368

Total	255,912

Cash and cash equivalents	165,783
Other tangible assets	18,040
Identifiable intangible assets:
Trademark	46,000	10 years
Licenses	6,500	10 years
Copyright	4,000	5 years
Students base	3,250	3 years
Deferred tax liabilities	(8,963)
Liabilities assumed	(64,609)
Goodwill	85,911

Total	255,912

The Group’s previously held equity interests in the acquired entity was remeasured to fair value at the acquisition date. For the year ended December 31, 2021, the Group recognized a net re-measurement
loss of RMB2,456 in others, net in the consolidated statement of operations and comprehensive loss.
Goodwill, which is
non-deductible
for tax purposes, is primarily attributable to the synergies expected to be achieved from the acquisitions.
Amortization expenses on intangible assets were RMB2,972 for the year ended December 31, 2021. The identified intangible assets were fully impaired and impairment losses were RMB56,778 for the year ended December 31, 2021.
The acquisition above did not have a material impact on the Group’s consolidated financial statements, and, therefore, pro forma disclosures have not been presented.
With the performance conditions by the year end of 2023 not satisfied, the noncontrolling interests related to this portion were not redeemable anymore, therefore, the Group reclassified the corresponding redeemable noncontrolling interests o
f RMB30.4 million to noncontrolling interests.

The following sets forth the changes in the Group’s goodwill by segment:

Learning services
RMB
Balance as of January 1, 2021	6,938
Acquisition	103,006

Balance as of December 31, 2021	109,944

Balance as of December 31, 2022	109,944

Balance as of December 31, 2023	109,944

No impairment charge of goodwill was recognized for the years ended December 31, 2021, 2022 and 2023, respectively.